Other current financial liabilities	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current financial liabilities	Other current financial liabilities

(EUR thousand)		As of March 31
Other current financial liabilities	Note	2023	2022
Put options related to acquisitions	26	794	—
Warrants		11,449	12,051
Lease liabilities - current	13	6,984	10,538
Total		19,227	22,589
Warrants
The outstanding public and private warrants as of March 31, 2023 amount to 30,735,950 (30,735,950 as of March 31, 2022) with a fair value of EUR11.4 million (EUR12.1 million as of March 31, 2022). There were no warrants exercised during the financial years ended March 31, 2023 and March 31, 2022.
The Group has employed a Black-Scholes pricing model to estimate the fair value of the private warrants issued on August 28, 2020, notably the fair value of the call option inherent in the private warrants, using as key inputs the Group’s share price, risk-free rate, implied public warrant volatility, the warrants’ maturity, and the public warrants’ market price.

	For the financial year ended March 31
Number of warrants	2023	2022
Opening balance as of April 1	30,735,950	30,735,950
Issuance of warrants	—	—
Exercises of warrants	—	—
Closing balance as of March 31	30,735,950	30,735,950

(EUR thousand)	For the financial year ended March 31
Warrant liabilities	2023	2022
Opening balance as of April 1	12,051	30,979
Issuance of warrants	—	—
Exercises of warrants	—	—
Change in fair value of warrants	(602)	(18,928)
Closing balance as of March 31	11,449	12,051

Please refer to Note 5, and Note 41 for further details.